Goodwill and Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 23,364	R$ 23,114
Ending balance	23,997	23,364
Book value	23,997	23,364
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	46,838	43,942
Acquisitions	5,535	5,376
Termination / disposals	(872)	(988)
Exchange variation	1,612	(915)
Amortization other	3	(577)
Ending balance	53,116	46,838
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(17,143)	(14,393)
Termination / disposals	602	854
Exchange variation	(442)	132
Amortization other	17	353
Ending balance	(21,822)	(17,143)
Amortization expense	(4,856)	(4,089)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,331)	(6,435)
Exchange variation	(629)	372
Ending balance	(7,297)	(6,331)
Increase	R$ (337)	R$ (268)
Promotion And Offer Of Financial Products And Service [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	8.00%	8.00%
Book value	R$ 259	R$ 337
Promotion And Offer Of Financial Products And Service [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,227	2,366
Termination / disposals	(7)	(246)
Exchange variation	162	133
Amortization other	(16)	(26)
Ending balance	2,366	2,227
Promotion And Offer Of Financial Products And Service [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,242)	(1,357)
Termination / disposals	6	227
Exchange variation	(76)	(49)
Amortization other	16	24
Ending balance	(1,378)	(1,242)
Amortization expense	(82)	(87)
Promotion And Offer Of Financial Products And Service [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(648)	(559)
Exchange variation	(81)	(89)
Ending balance	R$ (729)	R$ (648)
Software Acquisition [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 1,377	R$ 1,290
Software Acquisition [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,177	5,423
Acquisitions	412	452
Termination / disposals	(5)	(100)
Exchange variation	263	(56)
Amortization other	22	(542)
Ending balance	5,869	5,177
Software Acquisition [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,713)	(3,737)
Termination / disposals	4	58
Exchange variation	(162)	18
Amortization other	1	379
Ending balance	(4,318)	(3,713)
Amortization expense	(448)	(431)
Software Acquisition [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(174)	(171)
Ending balance	R$ (174)	(174)
Increase		R$ (3)
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 10,685	R$ 10,066
Intangible assets under development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	19,577	16,088
Acquisitions	4,125	3,634
Termination / disposals	(269)	(43)
Exchange variation	138	(95)
Amortization other	(3)	(7)
Ending balance	23,568	19,577
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(8,422)	(6,133)
Termination / disposals	1
Exchange variation	(88)	56
Amortization other		(50)
Ending balance	(11,557)	(8,422)
Amortization expense	(3,048)	(2,295)
Intangible assets under development [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,089)	(824)
Ending balance	(1,326)	(1,089)
Increase	(237)	(265)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Book value	3,327	3,836
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,602	7,634
Acquisitions	863	687
Termination / disposals	(591)	(599)
Exchange variation	122	(120)
Ending balance	7,996	7,602
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,766)	(3,166)
Termination / disposals	591	569
Exchange variation	(116)	107
Ending balance	(4,569)	(3,766)
Amortization expense	(1,278)	(1,276)
Other intangible assets [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	(100)
Increase	R$ (100)
Other intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Goodwill And Intangible Assets From Acquisition [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 8,349	R$ 7,835
Goodwill And Intangible Assets From Acquisition [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,255	12,431
Acquisitions	135	603
Exchange variation	927	(777)
Amortization other		(2)
Ending balance	13,317	12,255
Goodwill And Intangible Assets From Acquisition [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,420)	(4,881)
Exchange variation	(548)	461
Ending balance	R$ (4,968)	R$ (4,420)